Long-Term Borrowings	12 Months Ended
Dec. 31, 2023
Long-Term Borrowings [Abstract]
Long-term borrowings
18.	Long-term borrowings

Type of borrowings	Interest rate	December 31, 2023
Bank borrowings
Collaterialized borrowings	2.39%	1,891,735
Collaterialized borrowings	2.40%	1,439,711
Collaterialized borrowings	2.85%	428,033
Uncollaterialized borrowings	2.92%	256,157
Collaterialized borrowings	2.92%	3,029,959
Collaterialized borrowings	2.92%	1,594,716
		8,640,311
Less: Current portion		(1,817,873)
		6,822,438

Type of borrowings	Interest rate	December 31, 2022
Bank borrowings
Collaterialized borrowings	2.72%	$671,605
Collaterialized borrowings	2.67%	3,053,795
Collaterialized borrowings	2.67%	1,607,261
Uncollaterialized borrowings	2.67%	318,843
Collaterialized borrowings	2.72%	69,793
Collaterialized borrowings	2.26%	2,728,370
Collaterialized borrowings	2.03%	27,134
Collaterialized borrowings	1.46%	1,883,883
		10,360,684
Less: Current portion		(2,108,896)
		$8,251,788

Please refer to Note 16 for details of long-term borrowings.